Earnings (Loss) Per Share (Tables)	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Earnings Per Share [Line Items]
Summary of Basic and Diluted Earnings (Loss) Per Share

Basic and diluted earnings per share is presented below.

	December 31,
	2024	2023	2022
Net income attributable to Company’s shareholders	1,913,451	19,554,198	16,180,949
Weighted average shares outstanding basic:
Common shares (Class A)	96	96	96
Earnings per share – Basic and diluted	$19,931.78	$203,689.56	$168,551.55

Heidmar Maritime Holdings Corp.
Earnings Per Share [Line Items]
Summary of Basic and Diluted Earnings (Loss) Per Share

Basic and diluted loss per share is presented below.

2024
Net loss attributable to Company’s shareholder	(915,995)
Weighted average shares outstanding basic:
Common shares	100
Loss per share – Basic and diluted	$(9,159.95)